United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-5843

                      (Investment Company Act File Number)


                             Cash Trust Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 5/31/05


                 Date of Reporting Period: Quarter ended 8/31/04



Item 1.     Schedule of Investments



Government Cash Series
Portfolio of Investments
August 31, 2004 (unaudited)


 Principal
 Amount                                                                         Value
                      U.S. Government Agencies--58.6%
$9,500,000        1   Federal Home Loan Bank System Floating Rate
                      Notes, 1.344% - 1.447%, 9/13/2004 - 10/7/2004         $   9,497,063
 20,925,000           Federal Home Loan Bank System Notes, 1.300% -
                      3.875%, 11/15/2004 - 5/4/2005                             20,949,923
 5,000,000        2   Federal Home Loan Mortgage Corp. Discount
                      Notes, 1.110% - 1.210%, 10/19/2004 - 1/24/2005            4,986,218
 18,000,000       1   Federal Home Loan Mortgage Corp. Floating Rate
                      Notes, 1.365% - 1.665%, 9/9/2004 - 11/8/2004              18,000,000
 2,000,000            Federal Home Loan Mortgage Corp. Notes, 3.250%
                      - 3.875%, 11/15/2004 - 2/15/2005                          2,015,096
 18,500,000       2   Federal National Mortgage Association Discount
                      Notes, 1.120% - 1.260%, 10/1/2004 - 12/27/2004            18,460,155
 83,500,000       1   Federal National Mortgage Association Floating
                      Rate Notes, 1.230% - 1.580%, 9/1/2004 -
                      11/11/2004                                                83,481,944
 11,000,000           Federal National Mortgage Association Notes,
                      1.270% - 1.850%, 12/8/2004 - 6/3/2005                     11,000,025
                      Total u.s. Government Agencies                            168,390,424
                      Repurchase Agreements--41.4%
 15,013,000           Interest in $1,761,000,000 joint repurchase
                      agreement with Barclays Capital, Inc., 1.570%,
                      dated 8/31/2004 to be repurchased at
                      $15,013,655 on 9/1/2004, collateralized by
                      U.S. Treasury Obligations with various
                      maturities to 7/15/2014, collateral market
                      value $1,796,299,168                                      15,013,000
 36,000,000       3   Interest in $500,000,000 joint repurchase
                      agreement with Deutsche Bank Securities, Inc.,
                      1.530%, dated 8/2/2004 to be repurchased at
                      $36,088,740 on 9/30/2004, collateralized by
                      U.S. Government Agency Obligations with
                      various maturities to 7/15/2034, collateral
                      market value $515,000,001                                 36,000,000
 50,000,000           Interest in $1,000,000,000 joint repurchase
                      agreement with J.P. Morgan Securities, Inc.,
                      1.610%, dated 8/31/2004 to be repurchased at
                      $50,002,236 on 9/1/2004, collateralized by
                      U.S. Government Agency Obligations with
                      various maturities to 2/01/2034, collateral
                      market value $1,021,988,331                               50,000,000
 18,000,000           Interest in $655,000,000 joint repurchase
                      agreement with Morgan Stanley & Co., Inc.,
                      1.610%, dated 8/31/2004 to be repurchased at
                      $18,000,805 on 9/1/2004, collateralized by
                      U.S. Government Agency Obligations with
                      various maturities to 6/15/2034, collateral
                      market value $677,363,570                                 18,000,000
                      Total Repurchase Agreements                               119,013,000
                      Total Investments--100.0%
                      (at amortized cost)4                                      287,403,424
                      Other assets and liabilities--net--(0.0)%                   (108,824)
                      Total Net assets--100%                                 $   287,294,600

1      Denotes variable rate securities which show current rate and next demand date.
2      These issues show the rate of discount at time of purchase.
3      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.











Municipal Cash Series
Portfolio of Investments
August 31, 2004 (unaudited)

 Principal
 Amount                                                                     Value
                SHORT-TERM MUNICIPALS --99.8%1
                Alabama--1.1%
$2,922,000      Birmingham, AL IDA, IDRB's (Series 1999), Weekly
                VRDNs (Glasforms, Inc.)/(Comerica Bank -
                California LOC)                                       $     2,922,000
                Arizona--1.2%
 645,000        Maricopa County, AZ, IDA (Series 2000A), Weekly
                VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)                645,000
 2,500,000      Pima County, AZ IDA, Weekly VRDNs (Tucson Electric
                Power Co.)/(Toronto Dominion Bank LOC)                      2,500,000
                TOTAL                                                       3,145,000
                Arkansas--1.5%
 1,000,000      Arkansas Development Finance Authority (Series
                1999C), Weekly VRDNs (Riceland Foods, Inc.)/(BNP
                Paribas SA LOC)                                             1,000,000
 1,000,000      Arkansas Development Finance Authority (Series
                1999D), Weekly VRDNs (Riceland Foods, Inc.)/(BNP
                Paribas SA LOC)                                             1,000,000
 2,050,000      Arkansas Development Finance Authority (Series
                2000B), Weekly VRDNs (Riceland Foods,
                Inc.)/(SunTrust Bank LOC)                                   2,050,000
                TOTAL                                                       4,050,000
                California--0.3%
 711,186        Koch Floating Rate Trust (California
                Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC
                INS)/(State Street Bank and Trust Co. LIQ)                  711,186
                Colorado--2.1%
 2,500,000      Adams County, CO IDB (Series 1993), Weekly VRDNs
                (Bace Manufacturing, Inc.)/(WestLB AG (Guaranteed)
                LOC)                                                        2,500,000
 1,000,000      Bachelor Gulch Metropolitan District, CO (Series
                2004), 1.20% TOBs (Compass Bank, Birmingham LOC),
                Mandatory Tender 12/1/2004                                  1,000,000
 700,000        Colorado HFA (Series 2000B), Weekly VRDNs (New
                Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A.
                LOC)                                                        700,000
 1,600,000      Thornton, CO, (Series 2003), Weekly VRDNs (Kroger
                Co.)/(U.S. Bank NA, Cincinnati LOC)                         1,600,000
                TOTAL                                                       5,800,000
                Connecticut--1.2%
 3,280,000      Connecticut State HEFA (Series 1999B), Weekly
                VRDNs (Ascension Health Credit Group)                       3,280,000
                District Of Columbia--0.3%
 855,000        District of Columbia HFA, Roaring Forks
                Certificates (Series 2000-23), Weekly VRDNs (GNMA
                COL)/(Bank of New York LIQ)                                 855,000
                Florida--2.5%
 1,865,000    2,3Escambia County, FL HFA (Series 2004 FR/RI-L12),
                1.10% TOBs (GNMA COL)/(Lehman Brothers Holdings,
                Inc. LIQ), Optional Tender 10/13/2004                       1,865,000
 2,500,000      Greater Orlando, (FL) Aviation Authority Weekly
                VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)             2,500,000
 2,500,000      Highlands County, FL Health Facilities Authority,
                Hospital Revenue Bonds, 3.35% TOBs (Adventist
                Health System), Mandatory Tender 9/1/2005                   2,536,871
                TOTAL                                                       6,901,871
                Georgia--2.1%
 1,750,000      Gwinnett County, GA Housing Authority (Series
                2003), Weekly VRDNs (North Glen
                Apartments)/(Regions Bank, Alabama LOC)                     1,750,000
 4,000,000      Monroe County, GA Development Authority (2nd
                Series 1995), 1.20% TOBs (Georgia Power Co.),
                Mandatory Tender 4/19/2005                                  4,000,000
                TOTAL                                                       5,750,000
                Illinois--7.1%
 3,000,000      Illinois Development Finance Authority (Series
                2002), Weekly VRDNs (Kasbergen Family Living
                Trust)/(Wells Fargo Bank, N.A. LOC)                         3,000,000
 2,075,000      Illinois Development Finance Authority, IDB Weekly
                VRDNs (T&D Investments LLC)/(U.S. Bank NA,
                Cincinnati LOC)                                             2,075,000
 5,350,000      Illinois Development Finance Authority, IDB
                (Series 1997), Weekly VRDNs (Tempco Electric
                Heater Corp.)/(Bank One N.A. (Chicago) LOC)                 5,350,000
 2,630,000      Illinois Development Finance Authority, IDB,
                Adjustable Rate IDRB (Series 1996A), Weekly VRDNs
                (Nimlok Co.)/(Bank One N.A. (Chicago) LOC)                  2,630,000
 6,270,000    2,3University of Illinois, MERLOTs (Series
                2001-A88), 1.25% TOBs (AMBAC INS)/(Wachovia Bank
                N.A. LIQ), Optional Tender 11/10/2004                       6,270,000
                TOTAL                                                       19,325,000
                Indiana--2.8%
 1,230,000      Carmel, IN (Series 1999), Weekly VRDNs (Telamon
                Corp.)/(Lasalle Bank, N.A. LOC)                             1,230,000
 1,025,000      Frankfort, IN EDA (Series 2004), Weekly VRDNs
                (Wesley Manor, Inc.)/(Key Bank, N.A. LOC)                   1,025,000
 945,000        Indiana Development Finance Authority (Series
                1996), Weekly VRDNs (Meridian Group LLC)/(Bank One
                N.A. (Chicago) LOC)                                         945,000
 1,500,000      Indiana Development Finance Authority, EDRB
                (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy
                Leasing LLC)/(Northern Trust Co., Chicago, IL LOC)          1,500,000
 715,000        Lebanon, IN IDA (Series 1991), Weekly VRDNs (White
                Castle System)/(Bank One N.A. (Columbus) LOC)               715,000
 2,240,000      Miami County, IN (Series 2001: Timberland RV
                Project), Weekly VRDNs (Timberlodge Real Estate
                LLC)/(National City Bank, Indiana LOC)                      2,240,000
                TOTAL                                                       7,655,000
                Iowa--0.1%
 295,000        Iowa Finance Authority, IDRB Weekly VRDNs (V-T
                Industries, Inc.)/(Wells Fargo Bank Minnesota NA
                LOC)                                                        295,000
                Kansas--1.2%
 3,280,000      Wyandotte County, KS (Series 1999), Weekly VRDNs
                (Shor-Line)/(U.S. Bank NA, Cincinnati LOC)                  3,280,000
                Kentucky--1.8%
 1,015,000      Fort Mitchell, KY IDA, 1.50% TOBs (Motor Inn,
                Inc.)/(Huntington National Bank, Columbus, OH
                LOC), Optional Tender 11/1/2004                             1,015,000
 1,300,000      Henderson County, KY (Series 1996A), Weekly VRDNs
                (Gibbs Die Casting Corp.)/(Fifth Third Bank,
                Cincinnati LOC)                                             1,300,000
 1,521,000      Kenton County, KY (Series 1999), Weekly VRDNs
                (Packaging Un-limited of Northern Kentucky,
                Inc.)/(National City Bank, Kentucky LOC)                    1,521,000
 1,000,000      Winchester, KY (Series 1990), Weekly VRDNs (Walle
                Corp.)/(UBS AG LOC)                                         1,000,000
                TOTAL                                                       4,836,000
                Louisiana--2.1%
 3,350,000      Louisiana Local Government Environmental
                Facilities Community Development Authority,
                (Series 2004), Weekly VRDNs (The Christ Episcopal
                Church in Covington)/(SunTrust Bank LOC)                    3,350,000
 2,500,000      New Orleans, LA IDB (Series 2000), Weekly VRDNs
                (Home Furnishings Store)/(Bank One N.A. (Chicago)
                LOC)                                                        2,500,000
                TOTAL                                                       5,850,000
                Maine--1.5%
 4,230,000      Paris, ME (Series 2001), Weekly VRDNs (Maine
                Machine Products Co.)/(Key Bank, N.A. LOC)                  4,230,000
                Maryland--2.4%
 1,745,000      Maryland State Community Development
                Administration (Series 1990B), Weekly VRDNs
                (Cherry Hill Apartment Ltd.)/(Manufacturers &
                Traders Trust Co., Buffalo, NY LOC)                         1,745,000
 2,800,000      Maryland State Community Development
                Administration (Series 2003E), 1.25% TOBs,
                Mandatory Tender 12/21/2004                                 2,800,000
 1,725,000      Maryland State Economic Development Corp. (Series
                1998A-Catterton Printing Company Facility), Weekly
                VRDNs (Sky II LLC)/(Manufacturers & Traders Trust
                Co., Buffalo, NY LOC)                                       1,725,000
 430,000        Maryland State Economic Development Corp. (Series
                1998B), Weekly VRDNs (Catterton Printing Co.
                Facility)/(Manufacturers & Traders Trust Co.,
                Buffalo, NY LOC)                                            430,000
                TOTAL                                                       6,700,000
                Massachusetts--2.1%
 3,000,000      Fitchburg, MA, 2.00% BANs, 10/22/2004                       3,003,312
 2,800,000      Massachusetts State HFA (Series R), 1.15% BANs,
                5/2/2005                                                    2,800,000
                TOTAL                                                       5,803,312
                Minnesota--1.9%
 1,225,000      Brooklyn Park, MN EDA (Series 1999), Weekly VRDNs
                (Midwest Finishing, Inc.)/(Wells Fargo Bank
                Minnesota NA LOC)                                           1,225,000
 1,700,000      Minnesota State Higher Education Coordinating
                Board, 1992 (Series A), Weekly VRDNs (U.S. Bank
                NA, Cincinnati LIQ)                                         1,700,000
 540,000        Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells
                Fargo Bank Minnesota NA LOC)                                540,000
 1,415,000      Red Wing, MN Port Authority (Series 1998), Weekly
                VRDNs (Food Service Specialties)/(Wells Fargo Bank
                Minnesota NA LOC)                                           1,415,000
 405,000        White Bear, MN Weekly VRDNs (Thermoform Plastic,
                Inc.)/(Bank of America N.A. LOC)                            405,000
                TOTAL                                                       5,285,000
                Mississippi--1.0%
 2,640,000      Mississippi Business Finance Corp. (Series 1998),
                Weekly VRDNs (American Metal Sales, Inc.)/(Wells
                Fargo Bank, N.A. LOC)                                       2,640,000
                Missouri--1.6%
 4,500,000      Kansas City, MO IDA (Series 2004B), Weekly VRDNs
                (The Bishop Spencer Place, Inc.)/(Commerce Bank,
                N.A., Kansas City LOC)                                      4,500,000
                Multi State--9.6%
 1,877,500      BNY Municipal Certificates Trust (Series
                2002-BNY1), Weekly VRDNs (Bank of New York
                LIQ)/(Bank of New York LOC)                                 1,877,500
 6,300,000      Clipper Tax-Exempt Certificates Trust (AMT
                Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC,
                FGIC, FSA MBIA Insurance Corp. INS) and State
                Street Bank and Trust Co. LIQs)                             6,300,000
 2,945,000      Clipper Tax-Exempt Certificates Trust
                (Multistate-AMT)/(Series 2003-01), Weekly VRDNs
                (Merrill Lynch & Co., Inc. LIQ)                             2,945,000
 2,955,000      Clipper Tax-Exempt Certificates Trust
                (Multistate-AMT)/(Series 2003-03), Weekly VRDNs
                (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                  2,955,000
 6,362,982      Clipper Tax-Exempt Certificates Trust
                (Multistate-AMT)/(Series 2003-10), Weekly VRDNs
                (GNMA COL)/(State Street Bank and Trust Co. LIQ)            6,362,982
 6,000,000      Clipper Tax-Exempt Certificates Trust
                (Multistate-AMT)/(Series 2004-02), Weekly VRDNs
                (State Street Bank and Trust Co. LIQ)                       6,000,000
                TOTAL                                                       26,440,482
                New Mexico--1.8%
 5,000,000      New Mexico Mortgage Finance Authority (Series
                2004), 1.368% TOBs (Trinity Plus Funding Co. LLC),
                Mandatory Tender 3/1/2005                                   5,000,000
                North Dakota--1.5%
 550,000        Fargo, ND, Variable Rate Demand IDRB's (Series
                1997), Weekly VRDNs (Owen Industries,
                Inc.)/(Mellon Bank NA, Pittsburgh LOC)                      550,000
 3,705,000      Grand Forks, ND (Series 1999), Weekly VRDNs (LM
                Glasfiber North Dakota, Inc.)/(Wells Fargo Bank
                Minnesota NA LOC)                                           3,705,000
                TOTAL                                                       4,255,000
                Ohio--13.8%
 3,915,000      Ashland County, OH Health Care (Series 1999),
                Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit
                Bank, N.A. LOC)                                             3,915,000
 1,540,000      Belmont County, OH, 1.36% BANs, 3/16/2005                   1,542,123
 1,000,000      Clark County, OH (Series 2001), Weekly VRDNs (Ohio
                Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank
                LIQ)                                                        1,000,000
 2,255,000      Cuyahoga County, OH IDA , Weekly VRDNs (Watt
                Printers)/(National City Bank, Ohio LOC)                    2,255,000
 2,000,000      Euclid, OH, 2.00% BANs, 5/5/2005                            2,009,314
 2,000,000      Hamilton County, OH Hospital Facilities Authority
                (Series 2002A), Weekly VRDNs (The Elizabeth Gamble
                Deaconess Home Association)/(J.P. Morgan Chase
                Bank LOC)                                                   2,000,000
 2,500,000      Hamilton County, OH (Series 2004), Weekly VRDNs
                (Stratford Heights)/(Bank of New York and Citizens
                Bank of Pennsylvania LOCs)                                  2,500,000
 1,000,000      Lake County, OH, 2.00% BANs, 4/14/2005                      1,005,363
 2,500,000      Mahoning County, OH Hospital Facilities (Series
                B), Weekly VRDNs (Forum Group, Inc.)/(MBIA
                Insurance Corp. INS)/(JPMorgan Chase Bank LIQ)              2,500,000
 2,500,000      North Ridgeville, OH, 1.52% BANs, 5/4/2005                  2,503,138
 310,000        Ohio State, IDR (Series 1991), Weekly VRDNs
                (Standby Screw, Inc.)/(National City Bank, Ohio
                LOC)                                                        310,000
 7,300,000      Ohio Waste Development Authority Solid Waste
                (Series 2002), Daily VRDNs (BP Products North
                America, Inc.)/(BP PLC GTD)                                 7,300,000
 1,500,000      Salem, OH, 1.55% BANs, 5/5/2005                             1,501,992
 1,500,000      Shaker Heights, OH (Series A), 2.25% BANs,
                5/12/2005                                                   1,508,508
 3,500,000      Wood County, OH (Series 1999), Weekly VRDNs (Dowa
                THT America, Inc.)/(Comerica Bank LOC)                      3,500,000
 2,590,000      Youngstown, OH (Series 1996A), Weekly VRDNs
                (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank
                USA LOC)                                                    2,590,000
                TOTAL                                                       37,940,438
                Oklahoma--2.4%
 50,000         Adair County, OK IDA (Series B), Weekly VRDNs
                (Baldor Electric Co.)/(Wachovia Bank N.A. LOC)              50,000
 2,000,000      Broken Arrow, OK EDA , Weekly VRDNs (Blue Bell
                Creameries)/(J.P. Morgan Chase Bank LOC)                    2,000,000
 2,500,000      Oklahoma Development Finance Authority (Series
                2002B), Weekly VRDNs (ConocoPhillips)                       2,500,000
 2,000,000      Oklahoma Development Finance Authority (Series
                2003), 1.35% TOBs (ConocoPhillips
                Co.)/(ConocoPhillips GTD), Optional Tender
                12/1/2004                                                   2,000,000
                TOTAL                                                       6,550,000
                Oregon--1.8%
 2,850,000      Oregon State Housing and Community Services
                Department (Series P), 1.25% TOBs, Mandatory
                Tender 1/6/2005                                             2,850,000
 1,000,000      Oregon State (Series 194), Weekly VRDNs (Tillamook
                County Creamery Association)/(BNP Paribas SA LOC)           1,000,000
 1,000,000      Oregon State (Series 195), Weekly VRDNs (Columbia
                River Processing, Inc.)/(BNP Paribas SA LOC)                1,000,000
                TOTAL                                                       4,850,000
                Pennsylvania--0.3%
 895,000        McKean County, PA IDA (Series 1997), Weekly VRDNs
                (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC)          895,000
                South Carolina--1.7%
 2,200,000      Berkeley County, SC IDB, Weekly VRDNs (Nucor Corp.)         2,200,000
 2,000,000      Berkeley County, SC IDB (Series 1998), Weekly
                VRDNs (Nucor Corp.)                                         2,000,000
 385,000        South Carolina Jobs-EDA, EDRB (Series 1994),
                Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch
                Banking & Trust Co., Winston-Salem LOC)                     385,000
                TOTAL                                                       4,585,000
                Tennessee--2.6%
 400,000        Benton County TN IDB (Series 1996), Weekly VRDNs
                (Jones Plastic and Engineering Corp.)/(National
                City Bank, Kentucky LOC)                                    400,000
 800,000        Chattanooga, TN IDB (Series 1997) IDRB, Weekly
                VRDNs (JRB Co., Inc.)/(National City Bank, Ohio
                LOC)                                                        800,000
 1,215,000      Chattanooga, TN IDB, Revenue Bonds (Series 1997),
                Weekly VRDNs (TB Wood's Inc.)/(PNC Bank, N.A. LOC)          1,215,000
 1,600,000      Franklin County, TN IDB (Series 1997), Weekly
                VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC)                 1,600,000
 245,000        Hamilton County, TN IDB, Weekly VRDNs (Pavestone
                Co.)/(Bank One N.A. (Chicago) LOC)                          245,000
 2,500,000      Jackson, TN IDB (Series 1999), Weekly VRDNs
                (Bobrick Washroom Equipment)/(Amsouth Bank N.A.,
                Birmingham LOC)                                             2,500,000
 250,000        Knox County, TN IDB (Series 1996), Weekly VRDNs
                (Health Ventures, Inc.)/(SunTrust Bank LOC)                 250,000
                TOTAL                                                       7,010,000
                Texas--15.4%
 3,000,000    2,3Austin, TX, MERLOTs (Series 2000-A26), 1.30% TOBs
                (MBIA INS Corp. INS)/(Wachovia Bank N.A. LIQ),
                Optional Tender 11/10/2004                                  3,000,000
 1,000,000      Brazos Harbor, TX Industrial Development Corp.
                (Series 2003), 1.80% TOBs (ConocoPhillips
                Co.)/(ConocoPhillips GTD), Optional Tender 8/1/2005         1,000,000
 1,000,000      Dallas-Fort Worth, TX International Airport,
                Roaring Forks (Series 2003-4), Weekly VRDNs (FSA
                MBIA INS Corp. INS) and Bank of New York LIQs)              1,000,000
 6,300,000      Gulf Coast, TX Waste Disposal Authority, (Series
                1993) Daily VRDNs (BP Amoco Corp)                           6,300,000
 1,000,000      North Central Texas HFDC, Hospital Revenue Bonds ,
                5.50% Bonds (Baylor Health Care System), 5/15/2005          1,027,743
 5,000,000      Port Arthur Navigation District, TX IDC (Series
                2000), Weekly VRDNs (Air Products & Chemicals,
                Inc.)                                                       5,000,000
 3,000,000    2,3Sabine River Authority, TX, Clippers (Series
                2001-2), 1.05% TOBs (Southwestern Electric Power
                Co.)/(MBIA Insurance Corp. INS)/(State Street Bank
                and Trust Co. LIQ), Optional Tender 9/8/2004                3,000,000
 3,965,000    2,3San Antonio, TX Electric & Gas System, MERLOTs
                (Series 2002-A53), 1.75% TOBs (Financial Security
                Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ),
                Optional Tender 7/20/2005                                   3,965,000
 890,000        Tarrant County, TX IDC, Weekly VRDNs (Holden
                Business Forms)/(Lasalle Bank, N.A. LOC)                    890,000
 4,585,000    2,3Texas State Department of Housing & Community
                Affairs, Clippers (Series 2001-1), 1.10% TOBs
                (GNMA COL)/(State Street Bank and Trust Co. LIQ),
                Optional Tender 9/8/2004                                    4,585,000
 2,305,000    2,3Texas State Department of Housing & Community
                Affairs, MERLOTs (Series 2001-A109), 1.30% TOBs
                (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional
                Tender 11/18/2004                                           2,305,000
 10,000,000     Texas State (Series 2004), 3.00% TRANs, 8/31/2005           10,137,323
                TOTAL                                                       42,210,066
                Utah--2.6%
 4,500,000      Murray City, UT (Series 2003A), Weekly VRDNs (IHC
                Health Services, Inc.)                                      4,500,000
 2,500,000      West Jordan, UT (Series 1999), Weekly VRDNs (Penco
                Products, Inc.)/(Key Bank, N.A. LOC)                        2,500,000
                TOTAL                                                       7,000,000
                Virginia--2.6%
 1,250,000      ABN AMRO MuniTOPS Certificates Trust (Virginia
                Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk,
                VA Water Revenue)/(Financial Security Assurance,
                Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                 1,250,000
 4,000,000      Alexandria, VA Redevelopment and Housing
                Authority, PT-1554 ,Weekly VRDNs (3001 Park Center
                Apartments)/(Merrill Lynch & Co., Inc.
                LIQ)/(Merrill Lynch & Co., Inc. LOC)                        4,000,000
 985,000        Portsmouth, VA Redevelopment and Housing Authority
                (Series 2000), Weekly VRDNs (Yorkshire Square
                Townhouse Apartments)/(SunTrust Bank LOC)                   985,000
 965,000        Virginia Resources Authority, Water and Sewer
                (Series 1997), Weekly VRDNs (Henrico County,
                VA)/(SunTrust Bank LIQ)                                     965,000
                TOTAL                                                       7,200,000
                Washington--1.9%
 5,320,000    2,Clark County, WA Public Utilities District No.
                001, MERLOTs (Series 2001-A116), 1.25% TOBs
                (Financial Security Assurance, Inc. INS)/(Wachovia
                Bank N.A. LIQ), Optional Tender 11/10/2004                  5,320,000
                West Virginia--0.9%
 2,535,000      South Charleston, WV, PT-1637, Weekly VRDNs
                (Southmoor Apartments)/(Merrill Lynch & Co., Inc.
                LIQ)/(Merrill Lynch & Co., Inc. LOC)                        2,535,000
                Wisconsin--3.0%
 3,870,000      Lawrence, WI Weekly VRDNs (TPJ Futures/Robinson
                Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee
                LOC)                                                        3,870,000
 815,000        Marshfield, WI (Series 1993), Weekly VRDNs
                (Building Systems, Inc.)/(Bank One N.A. (Chicago)
                LOC)                                                        815,000
 3,250,000      Mukwonago, WI (Series 1999), Weekly VRDNs (Empire
                Level)/(Marshall & Ilsley Bank, Milwaukee LOC)              3,250,000
 220,000        Waukesha, WI, IDRB (Series 1995), Weekly VRDNs
                (Weldall Manufacturing Inc.)/(Bank One N.A.
                (Chicago) LOC)                                              220,000
                TOTAL                                                       8,155,000
                TOTAL INVESTMENTS---99.8%
                (AT AMORTIZED COST)4                                        273,760,355
                OTHER ASSETS AND LIABILITIES - NET - 0.2%                   539,544
                TOTAL NET ASSETS---100.0%
                                                                            $274,299,899

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 65.7% of the portfolio as calculated based upon total portfolio market value.
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
       At August 31, 2004, the portfolio securities were rated as follows:
       Tier Rating Percentage Based on Total Market Value

             First Tier   Second Tier
             96.15%       3.85%

2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $30,310,000 which represents 11.0% of total net assets.
3      Denotes a restricted security, including securities purchased under
       Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2004, these securities amounted to $30,310,000 which represents 11.0% of total net assets.
4      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
EDRB        --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranty
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDR         --Industrial Development Revenue
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
LOC         --Letter of Credit
MERLOTs     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
SA          --Support Agreement
TOBs        --Tender Option Bonds
TRANs       --Tax and Revenue Anticipation Notes
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes














Prime Cash Series
Portfolio of Investments
August 31, 2004 (unaudited)

 Principal
 Amount                                                                Value
             Asset-Backed Securities--1.2%
             Finance - Automotive--1.2%
$17,000,000  Capital One Prime Auto Receivables Trust 2004-2,
             Class A1, 1.687%, 7/15/2005                           $   17,000,000
 7,359,578   Ford Credit Auto Owner Trust 2004-A, Class A1,
             1.240%, 2/15/2005                                         7,359,578
 9,075,683   USAA Auto Owner Trust 2004-2, Class A1, 1.660%,
             7/15/2005                                                 9,075,683
 2,454,060   WFS Financial Owner Trust 2004-2, Class A1,
             1.166%, 5/20/2005                                         2,454,060
             Total Asset-Backed Securities                             35,889,321
             Certificate Of Deposit--7.0%
             Banking--7.0%
 30,000,000  Credit Suisse First Boston, 1.325%, 9/7/2004              30,000,000
 20,000,000  Deutsche Bank AG, 1.190% - 1.250%, 9/27/2004 -
             12/29/2004                                                20,000,808
 15,000,000  Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005           14,999,185
 25,000,000  Regions Bank, Alabama, 1.160%, 10/15/2004                 25,000,000
 50,000,000  Royal Bank of Canada, Montreal, 1.400% - 1.455%,
             11/12/2004 - 2/8/2005                                     49,999,704
 18,000,000  Societe Generale, Paris, 1.180%, 9/10/2004                18,000,000
 13,000,000  Svenska Handelsbanken, Stockholm, 1.130%,
             12/30/2004                                                13,000,847
 45,000,000  UBS AG, 1.115% - 1.120%, 12/29/2004 - 12/31/2004          45,000,500
             Total Certificate Of Deposit                              216,001,044
             Collateralized Loan Agreements--17.0%
             Banking--3.3%
 50,000,000  Deutsche Bank Securities, Inc., 1.692%, 9/1/2004          50,000,000
 25,000,000  J.P. Morgan Securities, Inc., 1.662%, 9/1/2004            25,000,000
 25,000,000  Wachovia Securities, Inc., 1.642%, 9/1/2004               25,000,000
             Total                                                     100,000,000
             Brokerage--13.7%
 85,000,000  Bear Stearns Cos., Inc., 1.712%, 9/1/2004                 85,000,000
 115,000,000 Citigroup Global Markets Inc., 1.622%, 9/1/2004           115,000,000
 95,000,000  Goldman Sachs Group, Inc., 1.550% - 1.712%,
             9/1/2004 - 10/25/2004                                     95,000,000
 75,000,000  Lehman Brothers Holdings, Inc., 1.712%, 9/1/2004          75,000,000
 50,000,000  Merrill Lynch & Co., Inc., 1.712%, 9/1/2004               50,000,000
             Total                                                     420,000,000
             Total Collateralized Loan Agreements                      520,000,000
             Commercial Paper--19.2%1
             Aerospace / Auto--1.0%
 31,500,000  Volkswagen of America, Inc., (Guaranteed by
             Volkswagen AG), 1.820%, 11/1/2004                         31,402,858
             Banking--9.6%
 31,000,000  Bank of Ireland, 1.160% - 1.280%, 10/22/2004 -
             10/28/2004                                                30,945,607
 159,000,000 Bavaria TRR Corp., (Bayerische Hypotheken-und
             Vereinsbank AG Swap Agreement), 1.560% - 1.590%,
             9/15/2004 - 10/22/2004                                    158,783,750
 40,000,000  DePfa Bank PLC, 1.080% - 1.140%, 10/15/2004               39,945,367
 15,000,000  KBC Financial Products International Ltd.,
             (Guaranteed by KBC Bank N.V.), 1.850%, 2/8/2005           14,876,667
 17,000,000  UBS Finance (Delaware), Inc., (UBS AG LOC),
             1.250%, 12/28/2004                                        16,930,347
 35,000,000  Westpac Trust Securities NZ Ltd., (Guaranteed by
             Westpac Banking Corp. Ltd., Sydney), 1.165%,
             9/21/2004                                                 34,977,347
             Total                                                     296,459,085
             Finance - Automotive--1.7%
 32,000,000  DaimlerChrysler North America Holding Corp.,
             1.680% - 1.690%, 10/4/2004 - 10/5/2004                    31,950,302
 19,000,000  FCAR Auto Loan Trust, A1+/P1 Series, 1.140%,
             9/8/2004                                                  18,995,788
             Total                                                     50,946,090
             Finance - Equipment--0.4%
 12,000,000  John Deere Credit Ltd., (Guaranteed by John Deere
             Capital Corp.), 1.680%, 10/5/2004                         11,980,960
             Finance - Retail--1.4%
 18,600,000  Countrywide Home Loans, Inc., (Guaranteed by
             Countrywide Financial Corp.), 1.560%, 9/13/2004           18,590,328
 25,000,000  Paradigm Funding LLC, 1.670%, 11/17/2004                  24,910,701
             Total                                                     43,501,029
             Finance - Securities--3.8%
 20,000,000  Georgetown Funding Co. LLC, 1.580%, 9/23/2004             19,980,689
 74,000,000  Grampian Funding LLC, 1.060% - 1.150%, 9/7/2004 -
             10/8/2004                                                 73,942,855
 5,000,000   K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.150%,
             10/15/2004                                                4,992,972
 19,000,000  Perry Global Funding LLC Series A, 1.070%, 9/2/2004       18,999,435
             Total                                                     117,915,951
             Food & Beverage--0.5%
 15,000,000  General Mills, Inc., 1.620%, 9/23/2004                    14,985,150
             Insurance--0.2%
 5,000,000   AEGON Funding Corp., 1.530%, 10/1/2004                    4,993,625
             Machinery, Equipment, Auto--0.6%
 18,000,000  John Deere Capital Corp., (Deere & Co. Support
             Agreement), 1.630%, 10/15/2004                            17,964,140
             Total Commercial Paper                                    590,148,888
             Corporate Notes--2.1%
             Finance - Securities--1.0%
 11,500,000  Beta Finance, Inc., (Guaranteed by Beta Finance
             Corp.), 1.430% - 1.570%, 10/27/2004 - 4/20/2005           11,499,862
 20,000,000  K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.270% -
             1.310%, 10/12/2004 - 2/28/2005                            19,999,398
             Total                                                     31,499,260
             Food & Beverage--0.3%
 8,500,000   McDonald's Corp., 4.545%, 3/7/2005                        8,634,060
             Pharmaceuticals And Health Care--0.8%
 25,000,000  Merck & Co., Inc., 4.484%, 2/22/2005                      25,378,474
             Total Corporate Notes                                     65,511,794
             Government Agencies--6.2%
             Government Agency--6.2%
             Federal Home Loan Bank System, 1.300% - 1.600%,
             4/1/2005 - 5/16/2005
             Federal Home Loan Mortgage Corp., 1.365% - 3.875%,
             9/9/2004 - 2/15/2005
             Federal National Mortgage Association, 1.360% -
             1.505%, 2/15/2005 - 10/21/2005
             Total Government Agencies                                 189,119,454
             Loan Participation--2.3%
             Aerospace / Auto--0.8%
 25,500,000  Johnson Controls, Inc., 1.610% - 1.740%, 9/30/2004
             - 11/30/2004                                              25,500,000
             Finance - Automotive--0.1%
 1,400,000   General Motors Acceptance Corp., Mortgage of PA,
             (Guaranteed by General Motors Acceptance Corp.),
             2.063%, 9/1/2004                                          1,400,000
             Finance - Retail--1.4%
 44,000,000  Countrywide Home Loans, Inc., 1.520% - 1.600%,
             9/1/2004 - 9/21/2004                                      44,000,000
             Total Loan Participation                                  70,900,000
             Notes - Variable--44.0%2
             Banking--24.3%
 2,570,000   6380 Brackbill Associates LP, Series 2000,
             (Manufacturers & Traders Trust Co., Buffalo, NY
             LOC), 1.780%, 9/3/2004                                    2,570,000
 14,505,000  Alabama Incentives Financing Authority, Series
             1999-C, (SouthTrust Bank of Alabama, Birmingham
             LOC), 1.650%, 9/2/2004                                    14,505,000
 4,334,000   American Health Care Centers, Inc., (Series 1998),
             (FirstMerit Bank, N.A. LOC), 1.660%, 9/2/2004             4,334,000
 5,500,000   American Manufacturing Co., Inc., (Wachovia Bank
             N.A. LOC), 1.750%, 9/2/2004                               5,500,000
 3,450,000   Aurora City, IL (Series 1995), (National City
             Bank, Michigan/Illinois LOC), 1.750%, 9/2/2004            3,450,000
 4,000,000   BW Capps & Son, Inc., (Columbus Bank and Trust
             Co., GA LOC), 1.750%, 9/2/2004                            4,000,000
 3,685,000   Balboa Investment Group V, (First Commercial Bank,
             Birmingham, AL LOC), 1.950%, 9/2/2004                     3,685,000
 1,045,000   BeMacs Service, Inc., (SouthTrust Bank of Alabama,
             Birmingham LOC), 1.830%, 9/3/2004                         1,045,000
 75,000,000  Blue Heron Funding III, Inc., Series 3A,
             (Guaranteed by WestLB AG), 1.650%, 9/29/2004              75,000,000
 20,000,000  Blue Heron Funding V-A Ltd., Class A-2,
             (Guaranteed by WestLB AG), 1.655%, 9/27/2004              20,000,000
 6,265,000   Bond Holdings LP, (SouthTrust Bank of Alabama,
             Birmingham LOC), 1.710%, 9/3/2004                         6,265,000
 960,000     Boozer Lumber Co., (SouthTrust Bank of Alabama,
             Birmingham LOC), 1.830%, 9/3/2004                         960,000
 8,000,000   Callaway Gardens Resort, Inc., (Columbus Bank and
             Trust Co., GA LOC), 1.870%, 9/2/2004                      8,000,000
 2,880,000   Capital One Funding Corp., (Bank One N.A.
             (Columbus) LOC), 1.640%, 9/2/2004                         2,880,000
 7,170,000   Central Penn, Inc., (Manufacturers & Traders Trust
             Co., Buffalo, NY LOC), 1.780%, 9/3/2004                   7,170,000
 1,275,000   Children's Defense Fund, (Manufacturers & Traders
             Trust Co., Buffalo, NY LOC), 1.780%, 9/7/2004             1,275,000
 4,855,000   Columbus, GA Development Authority, Woodmont
             Properties, LLC, Series 2000, (Columbus Bank and
             Trust Co., GA LOC), 1.821%, 9/2/2004                      4,855,000
 3,215,000   Crane Plastics Siding LLC, Series 2000, (Bank One
             N.A. (Chicago) LOC), 1.820%, 9/2/2004                     3,215,000
 10,000,000  DePfa Bank PLC, 1.270%, 9/15/2004                         10,000,000
 3,300,000   Dewberry III LP, (Manufacturers & Traders Trust
             Co., Buffalo, NY LOC), 1.750%, 9/1/2004                   3,300,000
 10,000,000  Dexia Bank, Belgium, 1.416%, 9/2/2004                     9,998,516
 525,000     Edgefield County, SC, Series 1997 (Bondex Inc
             Project), (HSBC Bank USA LOC), 1.800%, 9/2/2004           525,000
 3,345,000   Engle Printing & Publishing, Series 2001,
             (Manufacturers & Traders Trust Co., Buffalo, NY
             LOC), 1.780%, 9/3/2004                                    3,345,000
 6,520,000   Frank Parsons Paper Co., Inc., Series 1999,
             (Manufacturers & Traders Trust Co., Buffalo, NY
             LOC), 1.780%, 9/3/2004                                    6,520,000
 7,015,000   Gannett Fleming, Inc., Series 2001, (Manufacturers
             & Traders Trust Co., Buffalo, NY LOC), 1.780%,
             9/3/2004                                                  7,015,000
 6,500,000   Gervais Street Associates, (Series 1998),
             (Wachovia Bank N.A. LOC), 1.690%, 9/1/2004                6,500,000
 920,000     Gettysburg Area IDA, Hanover Lantern, Inc. Project
             (Series 1998-B), (Manufacturers & Traders Trust
             Co., Buffalo, NY LOC), 1.750%, 9/1/2004                   920,000
 1,970,000   Graywood Farms LLC, (Manufacturers & Traders Trust
             Co., Buffalo, NY LOC), 1.780%, 9/3/2004                   1,970,000
 2,990,000   Great Southern Wood Preserving Inc., (SouthTrust
             Bank of Alabama, Birmingham LOC), 1.831%, 9/3/2004        2,990,000
 7,945,000   Grob Systems, Inc., (Series 1998 & 1999), (Fifth
             Third Bank, Cincinnati LOC), 1.630%, 9/2/2004             7,945,000
             HBOS Treasury Services PLC, 1.481% - 1.750%,
             9/1/2004 - 11/22/2004
 8,205,000   HJH Associates of Alabama, Hilton Hotel,
             Huntsville, (SouthTrust Bank of Alabama,
             Birmingham LOC), 1.830%, 9/3/2004                         8,205,000
 1,000,000   Hanna Steel Corp., (SouthTrust Bank of Alabama,
             Birmingham LOC), 1.881%, 9/3/2004                         1,000,000
 4,640,000   Hodges Bonded Warehouse, Inc., Teague Warehouse
             Project, (Columbus Bank and Trust Co., GA LOC),
             1.870%, 9/2/2004                                          4,640,000
 5,682,000   Houlihan Brothers Finance Corp., Series A,
             (National City Bank, Michigan/Illinois LOC),
             1.630%, 9/2/2004                                          5,682,000
 3,880,000   Iowa 80 Group, Inc., Series 2001, (Wells Fargo
             Bank, N.A. LOC), 1.410%, 9/1/2004                         3,880,000
 8,100,000   Jackson-Rime Development Co. I, Series 2002,
             (First Commercial Bank, Birmingham, AL LOC),
             1.650%, 9/2/2004                                          8,100,000
 2,290,000   Lake Sherwood Senior Living Center LLC, (Union
             Planters Bank, N.A., Memphis, TN LOC), 1.950%,
             9/2/2004                                                  2,290,000
 3,130,000   Maryland State Economic Development Corp., CWI
             Limited Partnership, (Manufacturers & Traders
             Trust Co., Buffalo, NY LOC), 1.780%, 9/3/2004             3,130,000
 4,180,000   Maryland State Economic Development Corp., Human
             Genome Sciences Series 1999A, (Manufacturers &
             Traders Trust Co., Buffalo, NY LOC), 1.780%,
             9/7/2004                                                  4,180,000
 50,000,000  Maryland State Economic Development Corp., Human
             Genome Sciences, Series 2001A, (Manufacturers &
             Traders Trust Co., Buffalo, NY LOC), 1.780%,
             9/7/2004                                                  50,000,000
 3,600,000   Maryland State IDFA, (Kelly Springfield Tire),
             (Manufacturers & Traders Trust Co., Buffalo, NY
             LOC), 1.780%, 9/6/2004                                    3,600,000
 4,015,000   Memphis, TN Center City Revenue Finance Corp.,
             South Bluffs Project (Series1998-B), (National
             Bank of Commerce, Memphis, TN LOC), 1.570%,
             9/2/2004                                                  4,015,000
 50,000,000  MONET Trust, Series 2000-1, (Dresdner Bank AG,
             Frankfurt Swap Agreement), 1.656%, 9/28/2004              50,000,000
 8,500,000   Newton Racquetball Associates, (Commerce Bank NA,
             Cherry Hill, NJ LOC), 1.775%, 9/1/2004                    8,500,000
 7,500,000   Oxmoor Partners LLC, (First Commercial Bank,
             Birmingham, AL LOC), 1.831%, 9/2/2004                     7,500,000
 7,640,000   PVF Finance LLC, (Manufacturers & Traders Trust
             Co., Buffalo, NY LOC), 1.780%, 9/3/2004                   7,640,000
 8,500,000   Remington Leasing LLC, (Manufacturers & Traders
             Trust Co., Buffalo, NY LOC), 1.780%, 9/3/2004             8,500,000
 6,000,000   Rt. 206, Inc., Series 2000, (Commerce Bank NA,
             Cherry Hill, NJ LOC), 1.810%, 9/2/2004                    6,000,000
 600,000     Sandridge Food Corp., (National City Bank, Ohio
             LOC), 1.660%, 9/2/2004                                    600,000
 22,500,000  Sea Island Co., (Columbus Bank and Trust Co., GA
             LOC), 1.870%, 9/2/2004                                    22,500,000
             Societe Generale, Paris, 1.508% - 1.527%,
             9/10/2004 - 9/17/2004
 3,455,000   Sojourn Project, Series 1997, (FirstMerit Bank,
             N.A. LOC), 1.660%, 9/2/2004                               3,455,000
 9,230,000   Standing Boy Properties LLC, (Columbus Bank and
             Trust Co., GA LOC), 1.870%, 9/2/2004                      9,230,000
 1,800,000   Stone Creek LLC, (Columbus Bank and Trust Co., GA
             LOC), 1.650%, 9/2/2004                                    1,800,000
 4,655,000   Sun Valley, Inc., (SouthTrust Bank of Alabama,
             Birmingham LOC), 1.830%, 9/3/2004                         4,655,000
 2,735,000   Sussex County, DE, Rehoboth Mall Project,
             (Manufacturers & Traders Trust Co., Buffalo, NY
             LOC), 1.780%, 9/3/2004                                    2,735,000
 46,200,000  Taxable Floating Rate Notes, Series 2002-H2,
             Becker, MN PCR, (Bank of New York Swap Agreement),
             1.750%, 9/1/2004                                          46,200,000
 3,065,000   Thetford Threesome LLC, (Columbus Bank and Trust
             Co., GA LOC), 1.870%, 9/2/2004                            3,065,000
 17,100,000  Union Development Co., (Bank of America N.A. LOC),
             1.730%, 9/2/2004                                          17,100,000
 9,262,500   WCN Properties, Inc., Series 2000, (Manufacturers
             & Traders Trust Co., Buffalo, NY LOC), 1.780%,
             9/3/2004                                                  9,262,500
             Wells Fargo & Co., 1.511% - 1.670%, 9/2/2004 -
             9/14/2004
 3,545,000   Woodbury Business Forms, Inc./Carribean Business
             Forms, Series 1996 Taxable Revenue Bonds,
             (Columbus Bank and Trust Co., GA LOC), 2.050%,
             9/2/2004                                                  3,545,000
             Total                                                     747,743,377
             Brokerage--4.3%
             Merrill Lynch & Co., Inc., 1.513% - 1.718%,
             9/7/2004 - 9/13/2004
             Morgan Stanley, 1.513% - 1.640%, 9/7/2004 -
             9/27/2004
             Total                                                     132,000,000
             Finance - Automotive--1.0%
 30,000,000  GMAC Residential Funding Corp., (Guaranteed by
             General Motors Acceptance Corp.), 2.150%, 10/1/2004       30,000,000
             Finance - Commercial--4.0%
 25,000,000  GE Capital Assurance Co., (Guaranteed by General
             Electric Capital Corp.), 1.815%, 11/9/2004                25,000,000
 10,000,000  GE Life and Annuity Assurance Co., (Guaranteed by
             General Electric Capital Corp.), 1.400%, 9/1/2004         10,000,000
             General Electric Capital Corp., 1.662% - 1.680%,
             9/9/2004 - 9/17/2004
 3,000,000   South Carolina Jobs-EDA, Roller Bearing Co.,
             Series 1994 B, (Heller Financial, Inc. LOC),
             1.730%, 9/2/2004                                          3,000,000
             Total                                                     124,300,000
             Finance - Retail--2.2%
 31,000,000  AFS Insurance Premium Receivables Trust, (Series
             1994-A), 2.156%, 9/15/2004                                31,000,000
             Paradigm Funding LLC, 1.550% - 1.570%, 9/20/2004 -
             9/22/2004
             Total                                                     65,999,909
             Finance - Securities--5.3%
             K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.451% -
             1.640%, 9/1/2004 - 9/15/2004
             Sigma Finance, Inc., (Guaranteed by Sigma Finance
             Corp.), 1.550% - 1.680%, 9/1/2004 - 9/15/2004
             Total                                                     162,997,678
             Government Agency--0.0%
 810,000     Clayton County, GA Housing Authority, Summerwinds
             Project, Series 2000 B, (Federal National Mortgage
             Association LOC), 1.770%, 9/2/2004                        810,000
             Insurance--2.9%
 20,000,000  Allstate Life Insurance Co., 1.465%, 9/1/2004             20,000,000
 33,000,000  Jackson National Life Insurance Co., 1.700%,
             9/22/2004                                                 33,000,000
 35,000,000  Monumental Life Insurance Co., 1.921%, 11/30/2004         35,000,000
             Total                                                     88,000,000
             Total Notes - Variable                                    1,351,850,964
             Repurchase Agreement--0.9%
 27,446,000  Interest in $1,500,000,000 repurchase agreement with Countrywide Securities Corp., 1.610%, dated
             8/31/2004 to be repurchased at $27,447,227 on
             9/1/2004, collateralized by U.S. Government Agency
             Obligations with various maturities to 9/1/2034,
             collateral market value $1,534,539,376                    27,446,000
             Total Investments--99.9%
             (AT AMORTIZED COST)3                                      3,066,867,465
             Other assets and liabilities--net--0.1%                     3,755,889
             Total Net assets--100%                                 $   3,070,623,354


1      Each issue shows the rate of discount at the time of purchase of discount issues, or the coupon for interest bearing issues.
2      Current rate and next reset date shown.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
August 31, 2004.

The following acronyms are used throughout this portfolio:
EDA         --Economic Development Authority
IDA         --Industrial Development Authority
IDFA        --Industrial Development Finance Authority
LOC         --Letter of Credit
PCR         --Pollution Control Revenue











Treasury Cash Series
Portfolio of Investments
August 31, 2004 (unaudited)

 Principal
 Amount                                                                            Value
                      U.S. TREASURY--38.3%
                      U.S. Treasury Bills--14.6%1
$                     0.980% - 1.750%, 9/15/2004 - 2/24/2005                $
                      U.S. Treasury Notes--23.7%
                      1.625% - 5.875%, 9/30/2004 - 4/30/2005
                      TOTAL U.S. TREASURY                                          92,390,209
                      REPURCHASE AGREEMENTS--67.7%
 39,185,000           Interest in $1,761,000,000 joint repurchase
                      agreement with Barclays Capital, Inc., 1.570%,
                      dated 8/31/2004 to be repurchased at $39,186,709
                      on 9/1/2004, collateralized by U.S. Treasury
                      Obligations with various maturities to 7/15/2014,
                      collateral market value $1,796,299,168                       39,185,000
 45,000,000           Interest in $1,000,000,000 joint repurchase
                      agreement with Deutsche Bank Securities, Inc.,
                      1.570%, dated 8/31/2004 to be repurchased at
                      $45,001,963 on 9/1/2004, collateralized by U.S.
                      Treasury Obligations with various maturities to
                      11/15/2013, collateral market value $1,020,044,950           45,000,000
 45,000,000           Interest in $1,300,000,000 joint repurchase
                      agreement with Morgan Stanley & Co., Inc., 1.570%,
                      dated 8/31/2004 to be repurchased at $45,001,963
                      on 9/1/2004, collateralized by U.S. Treasury
                      Obligations with various maturities to 8/15/2019,
                      collateral market value $1,333,240,947                       45,000,000
 9,500,000        2   Interest in $425,000,000 joint repurchase
                      agreement with UBS Securities LLC, 1.320%, dated
                      6/17/2004 to be repurchased at $9,531,350 on
                      9/16/2004, collateralized by U.S. Treasury
                      Obligations with various maturities to 11/15/2015,
                      collateral market value $435,990,302                         9,500,000
 5,000,000        2   Interest in $400,000,000 joint repurchase
                      agreement with UBS Securities LLC, 1.340%, dated
                      7/13/2004 to be repurchased at $5,011,353 on
                      9/13/2004, collateralized by U.S. Treasury
                      Obligations with various maturities to 5/15/2009,
                      collateral market value $408,002,830                         5,000,000
 20,000,000           Interest in $2,000,000,000 joint repurchase
                      agreement with UBS Securities LLC, 1.570%, dated
                      8/31/2004 to be repurchased at $20,000,872 on
                      9/1/2004, collateralized by U.S. Treasury
                      Obligations with various maturities to 2/15/2031,
                      collateral market value $2,040,002,329                       20,000,000
                      TOTAL REPURCHASE AGREEMENTS                                  163,685,000
                      TOTAL INVESTMENTS---106.0%
                      (AT AMORTIZED COST)3                                         256,075,209
                      OTHER ASSETS AND LIABILITIES --- NET---(6.0)%                (14,456,463)
                      Total NET ASSETS --- 100.0%                           $      241,618,746


1      These issues show the rate of discount at the time of purchase.
2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
3      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
           (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004